FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) Rp in Billions	12 Months Ended
Dec. 31, 2022 IDR (Rp)
Backsolve method | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 23
Backsolve method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	30
Backsolve method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	93.99
Backsolve method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 22
Backsolve method | Exit timing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 2
Backsolve method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year 3 months
Backsolve method | Exit timing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	33.42
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months
Backsolve method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	5 years
Backsolve method | Exit timing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	48.02
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months 29 days
CoCos Equity | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 13
CoCos Equity | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	20
CoCos Equity | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	93.99
CoCos Equity | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 10
CoCos Equity | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
CoCos Equity | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
CoCos Equity | Equity value/revenue multiple | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	1
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 3
CoCos Equity | Equity value/revenue multiple | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	2.36
CoCos Equity | Equity value/revenue multiple | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	4.36
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 9
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 6
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	12
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	3.40
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	22
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	14.00
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 6
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 3
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	1
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	1.5
Discounted cash flow | Terminal growth rate | Maximum | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	3.2
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	5
Probability-weighted Method | IPO Probability | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 4
Probability-weighted Method | IPO Probability | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	30
Probability-weighted Method | IPO Probability | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	40